Dispositions (Details) shares in Thousands, $ in Millions		3 Months Ended		12 Months Ended
	Mar. 31, 2020 CAD ($)	Sep. 30, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Mar. 31, 2020 $ / shares shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Gain (loss) on disposition of assets				$ 223	$ 876
Provisions on assets (note 6)				109	416
Proceeds from sale of land parcels			$ 3
Corporate/Other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Provisions on assets (note 6)					$ 382
Distributed Generation Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Gain (loss) on disposition of assets				9
Distributed Generation Assets | Corporate/Other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Provisions on assets (note 6)				3
Disposal by sale | Altagas Canada Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Share price of interests disposed of (in dollars per share) | $ / shares						$ 33.50
Shares disposed of (in shares) | shares						11,025
Ownership percentage (percent)						37.00%
Proceeds from disposition of business	$ 369
Gain (loss) on disposal of business				$ 206
Disposal by sale | Pomona Energy Storage Facility and Ripon Gas-fired Facility
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from disposition of business		$ 67
Gain (loss) on disposal of business		$ 8